UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011
Check here if Amendment                          ]; Amendment number:
This Amendment (Check only one.):                ] is a restatement.
                                                 ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
New York, NY 10022

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member of JWM Capital, LLC its general partner
Phone: 212-652-4500

Signature, Place, and Date of Signing:

John W. Moon New York, NY  2/14/2012

Report Type (Check only one.):

                                                X] 13F HOLDINGS REPORT.
                                                 ] 13F NOTICE.
                                                 ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $169,840


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                   Form 13F File NName
                     1028-12268      JWM Capital LLC
                     2028-12267      John W. Moon

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FORM 13F INFORMATION TABLE

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
                      Title                     Value  SH /    PUT /           InvestmenOther   Voting Authority
Name of Issuer        of class       CUSIP      (x $'00PRN     CALL    QTY     DiscretioManagersSole         ShareNone
APPLE INC             COM            037833100    1,033                        DEFINED  1,2             2,551
AVIS BUDGET GROUP     COM            053774105    1,014                        DEFINED  1,2            94,600
BROCADE COMMUNICATIO  CALL           111621906      934        CALL            DEFINED  1,2           180,000
CHANGYOU.COM LTD-ADR  ADS REP CL A   15911M107    1,193                        DEFINED  1,2            51,752
CHINA ZENIX AUTO INT  ADS            16951E104      466                        DEFINED  1,2           153,379
COOPER TIRE & RUBBER  COM            216831107    6,869                        DEFINED  1,2           490,265
COPA HOLDINGS SA      CL A           P31076105    2,763                        DEFINED  1,2            47,100
CTC MEDIA INC         COM            12642X106    3,189                        DEFINED  1,2           363,598
DANA HOLDING CORP     COM            235825205   12,357                        DEFINED  1,2         1,017,041
DELPHI AUTOMOTIV      SHS            G27823106    2,992                        DEFINED  1,2           138,900
DESARROLLADORA HOMEX  SPONSORED ADR  25030W100      655                        DEFINED  1,2            38,808
ELECTRONIC ARTS       COM            285512109    3,823                        DEFINED  1,2           185,572
FIRST SOLAR INC       COM            336433107      561                        DEFINED  1,2            16,619
FORD MOTOR CO         COM PAR $0.01  345370860   19,423                        DEFINED  1,2         1,805,066
HERTZ GLOBAL HOLDING  COM            42805T105    3,070                        DEFINED  1,2           261,987
HEWLETT-PACKARD CO    CALL           428236903      799        CALL            DEFINED  1,2            31,000
HEWLETT-PACKARD CO    COM            428236103    7,932                        DEFINED  1,2           307,900
LAS VEGAS SANDS CORP  COM            517834107    5,275                        DEFINED  1,2           123,449
LG.PHILIPS LCD CO LT  SPONS ADR REP  50186V102    1,180                        DEFINED  1,2           112,100
MELCO PBL ENTERTAINM  ADR            585464100    3,846                        DEFINED  1,2           399,794
MGM MIRAGE            COM            552953101    2,689                        DEFINED  1,2           257,800
MICRON TECHNOLOGY IN  COM            595112103      928                        DEFINED  1,2           147,524
MICROSOFT CORP        COM            594918104    2,419                        DEFINED  1,2            93,176
NII HOLDINGS INC      CL B NEW       62913F201      437                        DEFINED  1,2            20,539
PERFECT WORLD CO LTD  SPON ADR REP B 71372U104   12,238                        DEFINED  1,2         1,168,851
POTASH CORP OF SASKA  COM            73755L107    6,192                        DEFINED  1,2           149,997
RENREN INC-ADR        SPONSORED ADR  759892102      481                        DEFINED  1,2           135,400
RESEARCH IN MOTION    COM            760975102    1,827                        DEFINED  1,2           126,000
SHANDA GAMES LTD      SP ADR REPTG A 81941U105      905                        DEFINED  1,2           231,342
SINA CORP             ORD            G81477104    4,851                        DEFINED  1,2            93,281
SPDR GOLD TRUST       GOLD SHS       78463V107   21,481                        DEFINED  1,2           141,330
TIM PARTICIPACOES SA  SPONSORED ADR  88706P205    1,719                        DEFINED  1,2            66,628
TRW AUTOMOTIVE HOLDI  COM            87264S106   15,835                        DEFINED  1,2           485,751
VIMPEL-COMMUNICATION  SPONSORED ADR  92719A106    2,983                        DEFINED  1,2           315,000
VIRGIN MEDIA INC      COM            92769L101    5,595                        DEFINED  1,2           261,700
WESTERN DIGITAL       COM            958102105    6,300                        DEFINED  1,2           203,545
WYNN RESORTS LTD      COM            983134107    2,961                        DEFINED  1,2            26,800
YINGLI GREEN ENERGY   ADR            98584B103      625                        DEFINED  1,2           164,421


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